INCOME TAXES (Details 3) (CAD) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Reconciliation of the annual changes in the total unrecognized tax benefit
Unrecognized tax benefits at beginning of year		49	52	62
Gross increases – tax positions in prior years		3	2	9
Gross decreases – tax positions in prior years		(28)	(6)	(7)
Gross increases – tax positions in current year		2	9	11
Lapses of statute of limitations		(3)	(8)	(23)
Unrecognized tax benefits at end of year		23	49	52
Favorable tax adjustment	25	25	0	0
Income tax interest and penalties
Interest expense (reversal) reflected within net tax expense		1	(2)	(12)
Accrued interest expense		6	5